BASIS OF PRESENTATION (Tables)	6 Months Ended
Dec. 04, 2012
BASIS OF PRESENTATION [Abstract]
Schedule of other operating cost to interest expense
As shown in the tables below, we made the following reclassifications and/or corrections to our Condensed Consolidated Statement of Operations and Comprehensive (Loss)/Income for the 13 and 26 weeks ended November 29, 2011 (in thousands):

•	reclassified certain non-restaurant related sales from Restaurant sales and operating revenue to Selling, general, and administrative, net;
•
reclassified and/or corrected certain employee fringe benefit and payroll tax expenses for corporate employees and field executives from Payroll and related costs, which is intended to capture payroll and related expenses for restaurant level employees, to Selling, general and administrative, net. Salaries and wages for these employees were already captured within the Selling, general and administrative, net caption;

•	reclassified certain expenses not directly related to restaurant operations from Other restaurant operating costs to Selling, general and administrative, net; and
•	corrected amortization expense of debt issuance costs and fees relating to our revolving credit facility from Other restaurant operating costs to Interest expense, net.

	As presented - Thirteen weeks ended November 29, 2011	Reclassifications and Corrections	As adjusted - Thirteen weeks ended November 29, 2011
Restaurant sales and operating revenue	$ 306,203	$ (48)	$ 306,155
Payroll and related costs	107,777	(1,963)	105,814
Other restaurant operating costs	65,429	(628)	64,801
Selling, general and administrative, net	23,386	2,024	25,410
Interest expense, net	3,979	519	4,498
Loss before income taxes	(1,747)	0	(1,747)

	As presented - Twenty-six weeks ended November 29, 2011	Reclassifications and Corrections	As adjusted - Twenty-six weeks ended November 29, 2011
Restaurant sales and operating revenue	$ 635,057	$ (48)	$ 635,009
Payroll and related costs	220,764	(4,089)	216,675
Other restaurant operating costs	134,084	(546)	133,538
Selling, general and administrative, net	50,162	3,635	53,797
Interest expense, net	7,943	952	8,895
Income before income taxes	1,910	0	1,910